Related Parties (Tables)	12 Months Ended
Dec. 31, 2020
Related Party [Abstract]
Schedule of Transactions
The following is a summary of significant transactions between the Telefónica Group and BBVA and Caixabank companies. All transactions were carried out at market prices:

Millions of euros
2020	BBVA	Caixabank
Finance costs	15	3
Receipt of services	6	15
Purchase of goods	—	60
Other expenses	4	—
Total costs	25	78
Finance income	20	—
Dividends received (1)	7	N/A
Services rendered	21	53
Sale of goods	10	52
Other income	4	—
Total revenues	62	105
Purchase of assets	—	2
Finance arrangements: loans, capital contributions and others (borrower)	318	25
Finance arrangements: loans and capital contributions (lessee)	—	2
Guarantees	148	89
Commitments	—	104
Finance arrangements: loans and capital contributions (lender)	294	273
Dividends paid	125	126
Factoring operations	—	477
(1) At December 31, 2020, Telefónica held a 0.66% stake (0.66% stake at December 31, 2019) in the share capital of Banco Bilbao Vizcaya Argentaria, S.A. (see Note 12).

Millions of euros
2019	BBVA	Caixabank
Finance costs	32	7
Receipt of services	8	8
Purchase of goods	—	62
Other expenses	4	—
Total costs	44	77
Finance income	27	—
Dividends received	11	N/A
Services rendered	13	63
Sale of goods	9	49
Other income	1	—
Total revenues	61	112
Purchase of goods	—	4
Finance arrangements: loans and capital contributions (borrower)	568	116
Finance arrangements: loans and capital contributions (lessee)	—	5
Guarantees	169	91
Commitments	—	89
Finance arrangements: loans and capital contributions (lender)	608	675
Dividends	121	108
Factoring operations	904	—